Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2010
Stock-based compensation
Schedule providing assumptions used in determining the fair value of stock-based awards

	Grant Year
	2010	2009	2008
Weighted-average dividend yield	2.3%	3.1%	1.9%
Weighted-average volatility	36.4%	36.0%	27.1%
Range of volatilities	35.2-51.8%	35.8-61.0%	27.1-29.0%
Range of risk-free interest rates	0.32-3.61%	0.17-2.99%	1.60-3.64%
Weighted-average expected lives	7 years	8 years	8 years

Schedule of additional stock-based award information

TABLE I—Financial Information Related to Stock-based Compensation

	2010		2009		2008
	Shares	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
Stock options/SARs activity:
Outstanding at beginning of year	63,082,787	$44.24	60,398,074	$45.68	60,855,854	$42.18
Granted to officers and key employees(1)	7,556,481	$57.85	6,823,227	$22.17	4,886,601	$73.20
Exercised	(12,568,232)	$32.83	(3,906,785)	$28.13	(5,006,435)	$30.04
Forfeited / expired	(188,038)	$43.64	(231,729)	$38.05	(337,946)	$46.45
Outstanding at end of year	57,882,998	$48.50	63,082,787	$44.24	60,398,074	$45.68
Exercisable at year-end	41,658,033	$48.23	48,256,847	$43.14	43,083,319	$35.81

RSUs activity:
Outstanding at beginning of year	4,531,545		2,673,474		1,253,326
Granted to officers and key employees	1,711,771		2,185,674		1,490,645
Granted to outside directors	—		—		20,878
Vested	(1,538,047)		(286,413)		(61,158)
Forfeited	(55,028)		(41,190)		(30,217)
Outstanding at end of year	4,650,241		4,531,545		2,673,474

Stock options/SARs outstanding and exercisable:

	Outstanding				Exercisable
Exercise	# Outstanding	Weighted- Average Remaining Contractual	Weighted- Average Exercise	Aggregate Intrinsic	# Outstanding	Weighted- Average Remaining Contractual	Weighted- Average Exercise	Aggregate Intrinsic
Prices	at 12/31/10	Life (Years)	Price	Value(2)	at 12/31/10	Life (Years)	Price	Value(2)
$22.17 - 25.36	8,716,831	6.49	$22.96	$616	3,189,844	3.58	$24.32	$221
$26.03 - 29.43	5,614,162	2.23	$27.11	373	5,614,162	2.23	$27.11	373
$38.63 - 40.64	9,355,978	3.44	$38.65	514	9,355,978	3.44	$38.65	514
$44.90 - 57.85	16,257,410	6.47	$51.28	688	9,244,580	4.42	$46.30	437
$63.04 - 73.20	17,938,617	5.92	$70.22	420	14,253,469	5.60	$69.45	344
	57,882,998		$48.50	$2,611	41,658,033		$48.23	$1,889

(1)

Of the 7,556,481 awards granted during the year ended December 31, 2010, 7,125,210 were SARs. Of the 6,823,227 awards granted during the year ended December 31, 2009, 6,260,647 were SARs. Of the 4,886,601 awards granted during the year ended December 31, 2008, 4,476,095 were SARs.

(2)

The difference between a stock award’s exercise price and the underlying stock’s market price at December 31, 2010, for awards with market price greater than the exercise price. Amounts are in millions of dollars.

TABLE II— Additional Stock-based Award Information

(Dollars in millions except per share data)	2010	2009	2008
Stock Options/SARs activity:
Weighted-average fair value per share of stock awards granted	$22.31	$7.10	$22.32
Intrinsic value of stock awards exercised	$518	$77	$232
Fair value of stock awards vested	$119	$213	$18
Cash received from stock awards exercised	$325	$89	$130

RSUs activity:
Weighted-average fair value per share of stock awards granted	$53.35	$20.22	$69.17
Fair value of stock awards vested	$99	$10	$4